Income Taxes (Summary of Amounts and Expiry Dates of Unused Tax Losses and Unused Tax Credits) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Unused operating losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amount	$ 1,609
Expiry Date	2026 – Indefinite
Unused capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amount	$ 722
Expiry Date	Indefinite
Unused investment tax credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amount	$ 11
Expiry Date	2030 - 2044